Financial Risk Management - Summary of Credit Quality and the Maximum Exposure to Credit Risk Based on the Groups Credit Policy (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Total, assets	¥ 17,016	¥ 12,878
Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	974	1,124
Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	2,705	2,452
Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	12	12
Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	12,950	7,651
12-month expected credit losses [member] | Stage One | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
12-month expected credit losses [member] | Stage One | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	2,202	2,067
12-month expected credit losses [member] | Stage One | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	12	12
12-month expected credit losses [member] | Stage One | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	12,950	7,651
Lifetime expected credit losses [member] | Simplified Approach | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	934	1,077
Lifetime expected credit losses [member] | Simplified Approach | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Simplified Approach | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Simplified Approach | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Stage Two | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Stage Two | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	271	274
Lifetime expected credit losses [member] | Stage Two | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Stage Two | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Stage three | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	40	47
Lifetime expected credit losses [member] | Stage three | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	232	111
Lifetime expected credit losses [member] | Stage three | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0	0
Lifetime expected credit losses [member] | Stage three | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	¥ 0	¥ 0